Investments in equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Detailed Information of Investments Accounted for Using Equity Method [Abstract]
Schedule of Detailed Information of Investments Accounted for Using Equity Method	Investment in equity accounted investees as of December 31, 2025, 2024 and 2023, are comprised as follows:

	2025	2024	2023
Interest in joint ventures	$—	16,978	27,120

Schedule of Summarized Financial Information of Joint Ventures
The following summarizes financial information to the carrying amount of the Group’s interest in MRO as of December 31 2024 and 2023:

	2024	2023
Percentage ownership interest	50%	50%

Current assets	$46,421	79,220
Non-current assets	18,536	16,723
Current liabilities	(1,564)	—
Non-current liabilities	(29,436)	(41,703)

Net assets (100%)	$33,957	54,240

Carrying amount of interest in joint venture	$16,978	27,120

Revenues	$12,908	16,456
Operating expenses	2,320	5,393

Profit (100%)	10,588	11,063

Group’s share of profit	5,294	5,532
Additional share of profit from prior years	564	(8,593)

Group’s share of profit	$5,858	(3,061)